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                                                               Filed pursuant to
                                                      Securities Act Rule 497(e)


                           THE PARK AVENUE PORTFOLIO

     The supplement to The Park Avenue Portfolio's Prospectus dated May 1, 2001, which was filed with its Post-Effective Amendment No. 26 to its Registration Statement (filed Nos. 33-23966 and 811-5641) on April 26, 2001, will no longer be used.